Related parties (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of transactions with other related parties

	2024	2023
	Assets (Liabilities)
Others (i)	(1,795)	-

	2024	2023	2022
	Revenues (expenses)
Others (i)	-	-	(1,112)

(i)	In the second quarter of 2024, Nu entered into a commercial relationship with a company where one of its Directors serves as CEO. As part of this agreement, Nu received a cash incentive, which will be recognized as a reduction in intangible costs upon the Company's satisfaction of certain conditions.

Schedule of management compensation

	2024	2023	2022
Consolidated statements of income
Fixed and variable compensation	96,007	60,117	122,892